CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2018
CONTINGENT LIABILITIES [Abstract]
CONTINGENT LIABILITIES
23.	CONTINGENT LIABILITIES

(a)	Approval for non-advertising content

A majority of the digital frames and digital TV screens in the Group's network include programs that consist of both advertising content and non-advertising content. On December 6, 2007, the State Administration of Radio, Film or Television, or the SARFT, a governmental authority in the PRC, issued the Circular regarding Strengthening the Management of Public Audio-Video in Automobiles, Buildings and Other Public Areas, or the SARFT Circular. According to the SARFT Circular, displaying audio-video programs such as television news, films and television shows, sports, technology and entertainment through public audio-video systems located in automobiles, buildings, airports, bus or train stations, shops, banks and hospitals and other outdoor public systems must be approved by the SARFT. The Group intends to obtain the requisite approval of the SARFT for the Group's non-advertising content, but the Group cannot assure that the Group will obtain such approval in compliance with this new SARFT Circular, or at all. In January 2014, the Group entered into a strategic alliance with China Radio International Oriental Network (Beijing) Co., Ltd ("CRION"), which manages the internet TV business of China International Broadcasting Network, to operate the CIBN-AirMedia channel for broadcast network TV programs to air travelers in China. According to the terms of the cooperation arrangement with CRION, during the cooperation period from March 28, 2014 to March 27, 2024, CRION shall obtain and, from time to time, be responsible for obtaining any approval, license and consent regarding the regulation of broadcasting and television from relevant authorities.

There is no assurance that CRION will be able to obtain or maintain the requisite approval or the Group will be able to renew the contract with CRION when they expire. If the requisite approval is not obtained, the Group will be required to eliminate non-advertising content from the programs included in the Group's digital frames and digital TV screens and advertisers may find the Group's network less attractive and be unwilling to purchase advertising time slots on the Group's network. As of December 31, 2018, the Group did not record a provision for this matter as management believes the possibility of adverse outcome of the matter is remote and any liability it may incur would not have a material adverse effect on its consolidated financial statements. However, it is not possible for the Group to predict the ultimate outcome and the possible range of the potential impact of failure to obtain such disclosed registrations and approvals primarily due to the lack of relevant data and information in the market in this industry in the past.

(b)	AM Advertising Dispute

Linghang Shengshi had served a legal letter, dated June 29, 2016 (the “Legal Letter”), on Longde Wenchuang to challenge the proposed transfers by Longde Wenchuang of their equity interests in AM Advertising to Shanghai Golden Bridge InfoTech Co., Ltd. (stock code: 603918), a PRC company with its shares listed on the Shanghai Stock Exchange (“Golden Bridge”). As of the date of the Legal Letter, Linghang Shengshi held 24.84% of the equity interests in AM Advertising. Longde Wenchuang and Culture Center held 28.57% and 46.43%, respectively, of the equity interests in AM Advertising. On June 14, 2016, Longde Wenchuang entered into an equity interest transfer agreement with Golden Bridge to transfer 75% equity interests in AM Advertising to Golden Bridge in consideration for shares in Golden Bridge (the “Transfer”). Neither of Longde Wenchuang sought consent from Linghang Shengshi with respect to the Transfer in accordance with the provisions of the Company Law of the People’s Republic of China (the “Company Law”). In the Legal Letter, Linghang Shengshi challenges the validity of the Transfer on the ground that it violated the statutory right of first refusal of Linghang Shengshi under the Company Law. Subsequent to the Group’s legal letter, Golden Bridge ceased acquisition of 75% equity interest of AM Advertising from Longde Wenchuang and Culture Center. Longde Wenchuang and Culture Center further dismissed the Group’s representative from Co-CEO position of AM Advertising.

On September 2, 2016, the Group received notice (the “September 2, 2016 Notice”) from the China International Economic and Trade Arbitration Commission (the “CIETAC”) that the Company, Chuangyi Technology, Linghang Shengshi and Mr. Herman Man Guo (collectively, the “Respondents”) were named as respondents by the Culture Center in an arbitration proceeding submitted by the Culture Center to the CIETAC in connection with the sale by the Group of 75% equity interests in AM Advertising to Culture Center and Longde Wenchuang in June 2015. Culture Center seeks specific performance by the Respondents of certain obligations under the transaction documents, which include, among other things, (i) the pledge by Linghang Shengshi and Mr. Guo of their respective equity interests in AM Advertising to Culture Center as security for their obligations under the transaction documents, (ii) the use of best efforts by the Respondents to cooperate with the Culture Center and Longde Wenchuang to procure the listing of AM Advertising in China and (iii) the performance by the Group and Mr. Guo of their respective non-compete obligations to refrain from holding, operating, or otherwise participating in any business that is the same or substantially the same as that of AM Advertising. The Group believes the arbitration request is without merit and intends to defend the actions vigorously. However, no assurances can be provided that the Group will prevail in this arbitration proceeding. In response to the September 2, 2016 Notice, the Group filed a notice against Culture Center to CIETAC for their breach of contract.

As a result of the above disputes, the Group is no longer able to exercise significant influence in operating and strategic decision of AM Advertising and cannot access to AM Advertising’s financial information. Accordingly, the Group accounted its investment in AM Advertising using cost method (see Note 10) as of December 31, 2016, 2017 and 2018. AM Advertising and its subsidiaries are no longer related parties to the Group. As of December 31, 2016, the Group treated the provision for earnout commitment of $23,549 as contingent liability and did not record any additional provision for this matter as management believes the possibility of adverse outcome of the matter is remote and any liability it may incur would not have a material adverse effect on its consolidated financial statements. On March 28, 2018, August 23, 2018 and November 2018, a MoU and its supplemental agreements respectively, with, among others, Longde Wenchuang and Beijing Cultural Center Construction and Development Fund (Limited Partnership), under which, among other things, Linghang Shengshi and Mr. Guo have agreed to pay or make available to AM Advertising on or prior to May 30, 2018 and further extended to September 30, 2018 and December 31, 2018 an aggregate of RMB304,554 which was to be discounted by the following amounts (i) the RMB152,000 profits attributable to Linghang Shengshi, Mr. Guo and Mr. Xu for the first nine months of 2015, based on a third-party pro forma audit report on AM Advertising; (ii) the loan of RMB88,000 in principal balance and RMB7,840 in interests; and (iii) the payment of RMB56,714 in cash after the sale of the
20.32% equity interests in AM Advertising, which consisted of 20.18% equity interests hold by the Group and 0.14% equity interests hold by Mr. Man Guo and Mr. Qing Xu on behalf of the Group, and
following the completion of the foregoing arrangements, our obligations with respect to the profit target for 2015, the earnout provision for the first nine months of 2015 and the loans between AM Advertising and Linghang Shengshi
shall be deem completed. According to the aforesaid MoU, after Linghang Shengshi, Mr. Guo and Mr. Xu transfer all the equity interest of AM Advertising, they will cease to be shareholders of AM Advertising and will not be able to continuously assume the obligations in connection with the profit commitment and earn out provision as a matter of fact.

As of December 31, 2018, the sale of the 20.32% equity interests in AM Advertising has been completed, while the cash payment of RMB56,714 to Longde Wenchuang and Beijing Cultural Center Construction and Development Fund (Limited Partnership) has not been paid yet by the Group. Upon the effectiveness of MoU, the Group wrote off the contingency of provision for earnout provision, and recorded an actual payable of earnout provision in the amount of
RMB152,554,
after the deduction loan of
RMB88,000 in principal balance and RMB7,840 in interests.

(c)	GreatView Media Dispute

On September 29, 2018, SINOPEC Shanghai Oil Products Company (the “SINOPEC Shanghai”) brought before the district court of Huangpu, Shanghai a legal action against GreatView Media and AM Advertising. As plaintiff, SINOPEC Shanghai plead to the court a) to dissolve the advertising service agreement and supplementary agreement signed between SINOPEC Shanghai and GreatView Media; b) to support its claim to an overdue concession fee of RMB 24,351 over the period starting from September 2009 to February 2018, which may be subject to change, payable by GreatView Media; c) to support its claim to an overdue electricity bill of RMB 2,947 over the period starting from September 2009 to February 2018, which may be subject to change, payable by GreatView Media; d) to support its claim holding AM Advertising liable to both the overdue concession fee and electricity bill; and e) to support its claim that the legal fees shall be borne by the defendants. As of December 31, 2018, The Group did not record a provision for this matter as the management believes the possibility of adverse outcome of the matter is remote and the liability it may incur would not have a material adverse effect on its consolidated financial statements. In February 2019, RMB 27,298 has been paid to the court by Linghang Shengshi on behalf of GreatView Media as security of this matter, which will be returned to the Group after the case closes if the Group wins the case. As of the date of this annual report, the Group is not able to predict the ultimate outcome and the possible range of the potential impact of failure primarily due to the legal action has just proceeded with the first court appearance and an exchange of evidence between the plaintiff and the defendants.